Organization and Operations	12 Months Ended
Dec. 31, 2014
Organization and Operations

1. ORGANIZATION AND OPERATIONS

Silicon Motion Technology Corporation (“SMTC”, collectively with its subsidiaries the “Company”) was incorporated in the Cayman Islands on January 27, 2005. The Company is a fabless semiconductor company that designs, develops and markets, high-performance, low-power semiconductor solutions to OEMs and other customers in the mobile storage and mobile communications markets. In the mobile storage market, the Company’s key products are microcontrollers used in solid state storage devices such as SSDs, eMMCs and other embedded flash applications, as well as removable storage products such as flash memory cards and USB flash drives. For the mobile communications market, the Company’s key products are handset transceivers and mobile TV IC solutions.

The Company acquired SMI Taiwan in April 2005. Originally SMI Taiwan was known as Feiya Technology Corporation (“Feiya”), a Taiwan corporation which was incorporated in April 1997 but had changed its name to SMI Taiwan after acquiring in August 2002 Silicon Motion, Inc., a California corporation (“SMI USA”), which was incorporated in November 1995. Feiya was originally a flash memory products company and SMI USA a graphics processor company. In April 2007, the Company acquired FCI, a leading designer of RF ICs for mobile TV and wireless communications based in South Korea. The Company established Silicon Motion BV in the Netherlands in 2011 with the purpose of expanding its business activities in Europe, as well as providing supervisory, financing, legal support, accounting services and shareholding for the Company’s businesses in other parts of the world.